Document And Entity Information	Oct. 10, 2022
Document Information [Line Items]
Entity, Registrant Name	GUERRILLA RF, INC.
Document, Type	8-K
Document, Period End Date	Oct. 10, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56238
Entity, Tax Identification Number	85-3837067
Entity, Address, Address Line One	1196 Pleasant Ridge Road
Entity, Address, City or Town	Greensboro
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27409
City Area Code	336
Local Phone Number	510-7840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001832487